Right-of-Use Assets and Lease Liabilities (Details) - Schedule of undiscounted cash flows for the remaining years under the lease arrangement	Dec. 31, 2022 USD ($)
Schedule Of Undiscounted Cash Flows For The Remaining Years Under The Lease Arrangement Abstract
2023	$ 599,154
2024	296,339
2025	261,461
2026	264,883
2027	26,468
Total	1,448,305
Less: imputed interest	29,195	[1]
Total right-of-use assets and lease liabilities	1,419,110
Current portion	583,186
Long-term portion	$ 835,924

[1]	Imputed interest represents the difference between undiscounted cash flows and cash flows